Unaudited Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement Line Items [Line Items]
Revenue	$ 37	$ 154	$ 37	$ 205
Research and development	(2,165)	(2,752)	(4,321)	(5,588)
General and administrative	(2,212)	(1,983)	(3,924)	(3,594)
Operating loss	(4,340)	(4,581)	(8,208)	(8,977)
Finance income	546	220	3,039	5,838
Finance expenses	(1,232)	(2,036)	(1,629)	(2,282)
Net loss before tax	(5,026)	(6,397)	(6,798)	(5,421)
Income tax benefit	195	199	387	417
Net loss for the period	(4,831)	(6,198)	(6,411)	(5,004)
Net loss attributable to shareholders of Evaxion Biotech A/S	(4,831)	(6,198)	(6,411)	(5,004)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	(45)	24	(78)	9
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Exchange differences on currency translation to presentation currency	714	4	597	101
Other comprehensive income for the period, net of tax	669	28	519	110
Total comprehensive loss	(4,162)	(6,170)	(5,892)	(4,894)
Total comprehensive loss attributable to shareholders of Evaxion Biotech A/S	$ (4,162)	$ (6,170)	$ (5,892)	$ (4,894)
Loss per share – basic and diluted (in dollars per share)	$ (0.02)	$ (0.12)	$ (0.03)	$ (0.1)